Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
5.	Inventories

Inventories consist of the following:

	As of December 31,
	2024	2025
Raw materials	56,524	99,769
Work in process	5,566	23,543
Finished goods	32,530	57,504
Total	94,620	180,816

During the years ended December 31, 2023, 2024 and 2025, the Company recognized inventories write-down of US$174,838, US$90,807 and US$14,055 in cost of revenues, respectively.